Non-Cash Share-Based Compensation - Summary of Changes in Employee Shares (Details) - Performance and Service Based	9 Months Ended
Sep. 30, 2023 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Unvested balance | shares	16,309
Number of Shares, Vested | shares	(3,864)
Number of Shares, Forfeited | shares	(11,642)
Number of Shares, Unvested balance | shares	803
Weighted Average Grant Date Fair Value, Unvested balance | $ / shares	$ 11.33
Weighted Average Grant Date Fair Value, Vested | $ / shares	11.07
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	11.91
Weighted Average Grant Date Fair Value, Unvested balance | $ / shares	$ 13.05